ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACQUISITIONS
ACQUISITIONS

9.ACQUISITIONS

InSilico

On July 26, 2021, the Company completed its previously announced acquisition of InSilico pursuant to the Membership Interest Purchase Agreement (the “Purchase Agreement”) with InSilico and Michael Ryan (the “Seller”).

Pursuant to the terms of the Purchase Agreement, the Company acquired 100% of the membership interest of InSilico by delivering 50,189 shares to the Seller, and granting 33,177 restricted stock units to the employees of InSilico under the Company’s 2021 Plan (the “Acquisition”). At the closing of the Acquisition, InSilico became a wholly-owned subsidiary of the Company. InSilico, based in Fairfax, VA, is a world class bioinformatics and artificial intelligence services company.

The Company determined fair values for the assets purchased, liabilities assumed, and purchase consideration as of the date of acquisition in the following table. The determination of the estimated fair value required management to make significant estimates and assumptions. See below for the fair value of purchase consideration and fair value of net assets acquired.

Estimated Fair Value
at Acquisition Date
Fair value of purchase consideration
Fair value of common stock issued to Seller	$400,000
Fair value of restricted stock units granted	140,000
Fair value of purchase consideration	$540,000

Fair value of net assets acquired
Cash	$84,000
Accounts receivable	26,000
Fixed asset	1,000
Goodwill(a)	430,000
Other current liabilities	(1,000)
Fair value of net assets acquired	540,000
(a)	Goodwill represents the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of the business acquired. This amount also includes intangible assets that do not qualify for separate recognition, combined with synergies expected from integrating InSilico processes with the Company’s.

The Company assessed events and circumstances as of December 31, 2021 which was primarily driven by a reduced stock price as of December 31, 2021. The carrying value of the Company’s assets was in excess of the market value of equity as of December 31, 2021. After analyzing this quantitative circumstance along with other qualitative considerations, the Company’s management determined that an impairment of the entire value of the goodwill was appropriate. Accordingly, the Company recorded impairment expense of $430,000 during the year ended December 31, 2021.

8.ACQUISITIONS

InSilico

On July 26, 2021, the Company completed its previously announced acquisition of InSilico pursuant to the Membership Interest Purchase Agreement (the “Purchase Agreement”) with InSilico and Michael Ryan (the “Seller”).

Pursuant to the terms of the Purchase Agreement, the Company acquired 100% of the membership interest of InSilico by delivering 50,189 shares to the Seller, and granting 33,177 RSUs to the employees of InSilico under the Company’s 2021 Plan (the “Acquisition”). At the closing of the Acquisition, InSilico became a wholly-owned subsidiary of the Company. InSilico, based in Fairfax, VA, is a world class bioinformatics and artificial intelligence services company.

The Company determined fair values for the assets purchased, liabilities assumed, and purchase consideration as of the date of acquisition in the following table. The determination of the estimated fair value required management to make significant estimates and assumptions. See below for the fair value of purchase consideration and fair value of net assets acquired.

Estimated Fair Value
at Acquisition Date
Fair value of purchase consideration
Fair value of common stock issued to Seller	$400,000
Fair value of restricted stock units granted	140,000
Fair value of purchase consideration	$540,000

Fair value of net assets acquired
Cash	$84,000
Accounts receivable	26,000
Fixed asset	1,000
Goodwill (a)	430,000
Other current liabilities	(1,000)
Fair value of net assets acquired	540,000
(a)	Goodwill represents the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of the business acquired. This amount also includes intangible assets that do not qualify for separate recognition, combined with synergies expected from integrating InSilico processes with the Company’s.

After assessing certain events and circumstances, the Company incurred a Goodwill impairment expense of $430,000 for the year ended December 31, 2021.